MONEY MARKET FUNDS | HSBC U.S. Treasury Money Market Fund
HSBC U.S. Treasury Money Market Fund
Investment Objective
The investment objective of the HSBC U.S. Treasury Money Market Fund (the “Fund”) is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MONEY MARKET FUNDS HSBC U.S. Treasury Money Market Fund	Class A Shares	Class C Shares	Class D Shares	Class E Shares	Class I Shares	Class Y Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	none	none	none	none	none	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	none	1.00%	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MONEY MARKET FUNDS HSBC U.S. Treasury Money Market Fund	Class A Shares	Class C Shares		Class D Shares	Class E Shares		Class I Shares	Class Y Shares
Management Fee	0.10%	0.10%	[1]	0.10%	0.10%	[1]	0.10%	0.10%
Distribution (12b-1) Fee	none	0.75%	[1]	none	none	[1]	none	none
Shareholder Servicing Fee	0.40%	0.25%	[1]	0.25%	0.05%	[1]	none	none
Other Operating Expenses	0.18%	0.18%	[1]	0.18%	0.08%	[1]	0.08%	0.18%
Total Other Expenses	0.58%	0.43%	[1]	0.43%	0.13%	[1]	0.08%	0.18%
Total Annual Fund Operating Expenses	0.68%	1.28%	[1]	0.53%	0.23%	[1]	0.18%	0.28%
[1]	During the Fund's prior fiscal year, Class C and Class E Shares were not operational. Therefore, these amounts have been estimated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example MONEY MARKET FUNDS HSBC U.S. Treasury Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	69	218	379	847
Class C Shares	230	406	702	1,545
Class D Shares	54	170	296	665
Class E Shares	24	74	130	293
Class I Shares	18	58	101	230
Class Y Shares	29	90	157	356

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
MONEY MARKET FUNDS HSBC U.S. Treasury Money Market Fund Class C Shares	130	406	702	1,545

Principal Investment Strategies

The Fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The Fund invests exclusively in direct obligations of the U.S. Treasury with maturities of (or deemed maturities of ) 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less. The U.S. Treasury issues various types of marketable securities consisting of bills, notes, bonds and other debt securities.

The Fund will not invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. government, will not enter into loans of its portfolio securities and will not, under normal conditions, invest in repurchase agreements.

Under adverse market conditions, the Fund may temporarily invest in repurchase agreements collateralized by U.S. Treasury obligations. These securities may entail more risk than the types of securities in which the Fund typically invests. Additionally, as an alternative to investing in negatively yielding securities, the Fund may also elect to hold uninvested cash with the Fund’s custodian so long as the cash is fully insured by the Federal Deposit Insurance Corporation.

In purchasing and selling securities for the Fund, portfolio managers consider the credit analysis performed by HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (the “Adviser”). Portfolio managers select investments from an approved credit list compiled by the Adviser’s global credit analysts, who have conducted an independent qualitative and quantitative review of each issuer on the list. Safety is prioritized, with additional emphasis placed on liquidity and yield.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks:

•	Debt Instruments Risk: The risks of investing in debt instruments include:

•	Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments may fall. Investors should note that interest rates are at, or near, historic lows, but will ultimately increase, with unpredictable effects on the markets and the Fund’s investments.

•	Credit Risk: The Fund could lose money if an issuer or guarantor of a debt instrument fails to make timely payments of interest or principal or enters bankruptcy.

•	Stable NAV Risk: The Fund may not be able to maintain a net asset value (“NAV”) per share of $1.00 (a “Stable NAV”) at all times. The failure of other money market funds to maintain a Stable NAV (or the perceived threat of such a failure) could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Adviser or an affiliate to help the Fund maintain a Stable NAV.

•	Market Risk: The value of the Fund’s investments may decline due to changing economic, political or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year to year performance and by showing how the Fund’s average annual returns compare with those of an average for a peer group of similar funds. Past performance does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares and how performance has varied from year to year. The returns for the Fund’s other share classes will differ from the returns of the Class A Shares shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class A Shares Bar chart assumes reinvestment of dividends and distributions

Best Quarter:	Q1 2007	1.08%
Worst Quarter:	Q4 2013	0.00%

The table below lists the average annual total returns for each class of shares for various time periods and compares the Fund’s performance over time to that of the Lipper U.S. Treasury Money Market Funds Average (“Lipper U.S. Treasury Average”). The total return of the Lipper U.S. Treasury Average does not include the effect of sales charges. As of December 31, 2013, the 7-day yields of the Fund’s Class A, Class D, Class I and Class Y Shares were 0.00%, 0.00%, 0.00% and 0.00%, respectively. For current yield information on the Fund, call 1-800-782-8183.

Past performance is not an indication of how the Fund will perform in the future.

Average Annual Total Returns (for the periods ended December 31, 2013)
Average Annual Total Returns MONEY MARKET FUNDS HSBC U.S. Treasury Money Market Fund		1 Year		5 Years		10 Years		Since Inception		Inception Date
Class A Shares		none	[1]	0.01%	[1]	1.15%	[1]	1.11%	[1]	May 24, 2001
Class C Shares		none	[1],[2]	none	[1],[2]	none	[1],[2]	0.04%	[1],[2]	Dec. 24, 2003
Class D Shares		none	[1]	0.01%	[1]	1.23%	[1]	1.21%	[1]	May 14, 2001
Class E Shares	[1][3]	none		none		none		none
Class I Shares		none	[1],[4]	0.02%	[1],[4]	1.31%	[1],[4]	1.45%	[1],[4]	Dec. 30, 2003
Class Y Shares		none	[1]	0.01%	[1]	1.35%	[1]	1.36%	[1]	May 11, 2001
Lipper U.S. Treasury Money Market Funds Average	[1]	none		0.01%		1.22%		1.22%	[5]
[1]	During the year ended December 31, 2007, the Fund received a one-time reimbursement from the Adviser related to past marketing arrangements. During the year ended December 31, 2010, the Fund received a one-time payment in respect of a class action settlement. As a result, the Fund's total returns for the years ended December 31, 2007 and 2010 were higher than they would have been had the Fund not received these payments.
[2]	Class C Shares were operational only during a portion of the period since inception. The "Since Inception" return performance is for the period of time the Class had operations. The 1 year, 5 years and 10 years average annual return and 7 day yield information is not provided because there were no Class C shareholders as of December 31, 2013.
[3]	Average annual return and 7-day yield information is not provided because there were no Class E shareholders as of December 31, 2013.
[4]	Class I Shares were operational only during a portion of the period since inception. The "Since Inception" return performance is for the period of time the Class had operations.
[5]	Since May 31, 2001.